Note 15 - Lease Liabilities and Other Loans (Details Textual) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 NOK (kr)
Statement Line Items [Line Items]
Total borrowings	$ 13,508	$ 8,972
Additions to right-of-use assets	2,700	1,100
Cash outflow for leases	7,500	7,600	$ 5,300
Total financial liabilities	71,409	$ 48,277
Financial guarantee contracts [member]
Statement Line Items [Line Items]
Total financial liabilities	$ 11,400			kr 0.1
Bottom of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	6 months
Top of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	6 years
Interest bearing loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.83%			3.83%
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings	$ 7,500